Schedule of Change from Base to Probability-Weighted ECL (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Difference – in amount	$ 453	$ 504
Expected credit loss rate	7.30%	8.30%
Probability weighted method [member]
Disclosure of detailed information about financial instruments [line items]
Probability-weighted ECLs	$ 6,645	$ 6,599
Base Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Base ECLs	$ 6,192	$ 6,095